United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Cash Management Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  April 28, 2023

Item 1. Report to Stockholders

(a)

A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, is provided.

(b)

Not applicable.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2023

Thrivent Cash Management Trust

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2023

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President
                                                                                (principal executive officer)

Date: June 27, 2023

By:   /s/ Sarah L. Bergstrom

        Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                (principal financial officer)
Semiannual Report
April 28, 2023
Thrivent Cash Management Trust

Table of Contents
Portfolio Perspective 2
Shareholder Expense Example 3
Schedule of Investments 4
Statement of Assets and Liabilities 6
Statement of Operations 7
Statement of Changes in Net Assets 8
Notes to Financial Statements 9
Financial Highlights 14
Additional Information 16

Thrivent Cash Management Trust

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
William D. Stouten, Portfolio Manager
Thrivent Cash Management Trust seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Investment in Thrivent Cash Management Trust (the "Trust") involves risks including money market fund, government securities, LIBOR, interest rate, credit, cybersecurity, investment adviser, market, other funds, redemption, regulatory, and repurchase agreement risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 64.9%
U.S. Treasury Debt 19.4%
Investment Company 8.9%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 6.8%
Total 100.0%
Thrivent Cash Management Trust
As of April 28, 2023
*
7-Day Yield 4.94%
7-Day Yield Gross of Waivers 4.91%
7-Day Effective Yield 5.06%
7-Day Effective Yield Gross of Waivers 5.03%
Average Annual Total Returns
**
For the Period Ended April 28, 2023 1-Year 5-Year 10-Year
Total Return 3.17% 1.47% 0.93%
* Seven-day yields of the Thrivent Cash Management Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not voluntarily waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.
** Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding.  The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
The yield quotation more closely reflects the current earnings of Thrivent Cash Management Trust than the total return quotation.
Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the
Trust. Investors should read and consider the prospectus carefully before investing. To obtain a prospectus, call 1-800-847-4836.

Shareholder Expense Example
(unaudited)
As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
November 1, 2022 through April 28, 2023.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 11/1/2022
Ending Account Value
4/28/2023
Expenses Paid During
Period  11/1/2022
- 4/28/2023
*
Annualized Expense
Ratio
Thrivent Cash Management Trust
Actual
$1,000 $1,022 $0.25 0.05%
Hypothetical
**
$1,000 $1,024 $0.25 0.05%
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by
179/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Thrivent Cash Management Trust
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 8.9% ) Value
BlackRock Liquidity FedFund
$ 5,000 4.745%  $ 5,000
Dreyfus Government Cash
Management Fund
5,000 4.757%  5,000
Goldman Sachs Financial Square
Funds - Government Fund
32,895,000 4.761%  32,895,000
Total 32,905,000
Principal
Amount
U.S. Government Agency Debt
( 65.0% )
a
Value
Federal Agricultural Mortgage
Corporation
5,100,000
5.180% (FEDL 1M + 0.350%),
6/29/2023
b
5,102,650
Federal Farm Credit Bank
1,550,000
4.840% (SOFRRATE +
0.030%), 8/28/2023
b
1,550,000
5,000,000
4.860% (FEDL 1M + 0.030%),
12/8/2023
b
4,998,989
6,200,000
4.880% (SOFRRATE +
0.070%), 12/14/2023
b
6,200,000
20,000,000
4.850% (FEDL 1M + 0.020%),
3/25/2024
b
19,998,063
5,000,000
4.890% (FEDL 1M + 0.060%),
6/24/2024
b
5,000,000
Federal Home Loan Bank
5,000,000 4.570% , 5/15/2023 4,989,389
10,000,000 4.640% , 5/16/2023 9,977,192
5,000,000 4.660% , 5/24/2023 4,983,455
5,000,000
4.835% (SOFRRATE +
0.025%), 6/15/2023
b
5,000,000
500,000 4.980% , 6/27/2023 495,944
5,000,000
4.860% (SOFRRATE +
0.050%), 7/6/2023
b
5,000,251
15,000,000
4.915% (SOFRRATE +
0.105%), 7/21/2023
b
15,000,000
5,000,000
4.870% (SOFRRATE +
0.060%), 7/27/2023
b
5,000,000
677,000 5.000% , 8/2/2023 668,210
5,000,000
4.840% (SOFRRATE +
0.030%), 8/3/2023
b
5,000,000
5,000,000
4.930% (SOFRRATE +
0.120%), 9/6/2023
b
5,000,000
5,000,000
4.900% (SOFRRATE +
0.090%), 9/14/2023
b
5,000,000
10,000,000
4.905% (SOFRRATE +
0.095%), 10/6/2023
b
10,000,000
U.S. International Development
Finance Corporation
3,668,000
5.100% (T-BILL 3M FLAT),
5/5/2023
b
3,668,000
5,527,717
5.100% (T-BILL 3M FLAT),
5/5/2023
b
5,527,717
10,470,085
5.100% (T-BILL 3M FLAT),
5/5/2023
b
10,470,084
31,546,125
5.100% (T-BILL 3M FLAT),
5/5/2023
b
31,546,125
20,382,750
5.100% (T-BILL 3M FLAT),
5/5/2023
b
20,382,750
6,601,111
5.100% (T-BILL 3M + 0.070%),
5/5/2023
b
6,601,111
16,767,503
5.100% (T-BILL 3M FLAT),
5/5/2023
b
16,767,503
Principal
Amount
U.S. Government Agency Debt
(65.0%)
a
Value
$ 3,520,500
5.100% (T-BILL 3M FLAT),
5/5/2023
b
$ 3,520,500
3,520,500
5.100% (T-BILL 3M FLAT),
5/5/2023
b
3,520,500
4,928,700
5.100% (T-BILL 3M FLAT),
5/5/2023
b
4,928,700
4,928,700
5.100% (T-BILL 3M FLAT),
5/5/2023
b
4,928,700
5,000,000
5.100% (T-BILL 3M FLAT),
5/5/2023
b
5,000,000
1,430,000
5.100% (T-BILL 3M FLAT),
5/5/2023
b
1,430,000
2,500,000 5.080% , 11/15/2023 2,556,551
Total 239,812,384
Principal
Amount U.S. Treasury Debt ( 19.3% )
a
Value
U.S. Treasury Bills
5,000,000 4.510% , 5/23/2023 4,984,593
2,000,000 4.860% , 6/27/2023 1,984,136
10,000,000 5.000% , 7/20/2023 9,886,111
10,000,000 4.850% , 7/25/2023 9,884,350
U.S. Treasury Notes
25,000,000
5.160% (USBMMY 3M +
0.029%), 7/31/2023
b
24,993,593
5,000,000
5.166% (USBMMY 3M +
0.035%), 10/31/2023
b
4,998,971
5,000,000
5.168% (USBMMY 3M +
0.037%), 7/31/2024
b
4,995,168
5,000,000
5.271% (USBMMY 3M +
0.140%), 10/31/2024
b
4,998,010
5,000,000
5.331% (USBMMY 3M +
0.200%), 1/31/2025
b
4,998,504
Total 71,723,436
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 6.8% )
a
Value
RBC Dominion Securities
25,000,000 4.750% , 5/1/2023
c
25,000,000
Total 25,000,000
Total Investments (cost
$369,440,820) 100.0% $369,440,820
Other Assets and Liabilities,
Net <0.1% 128,971
Total Net Assets 100.0% $369,569,791
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Repurchase agreement dated April 28, 2023, $25,009,896
maturing May 1, 2023, collateralized by $25,510,097 U.S.
Government or related agency securities, 0.13%-4.25%,
due March 31, 2025 - February 15, 2051.

Thrivent Cash Management Trust
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $369,440,820
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Cash Management Trust's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 32,905,000 32,905,000 – –
U.S. Government Agency Debt 239,812,384 – 239,812,384 –
U.S. Treasury Debt 71,723,436 – 71,723,436 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 25,000,000 – 25,000,000 –
Total Investments at Amortized Cost $369,440,820 $32,905,000 $336,535,820 $–

Thrivent Cash Management Trust
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 28, 2023 (unaudited)
Cash
Management
Trust
Assets
Investments in unaffiliated securities at cost $369,440,820
Investments in unaffiliated securities at value 369,440,820
*
Cash 6,112
Dividends and interest receivable 1,744,980
Prepaid expenses 528
Prepaid trustee fees 1,244
Receivable for:
Expense reimbursements 12,031
Total Assets 371,205,715
Liabilities
Distributions payable 1,599,845
Accrued expenses 20,366
Payable for:
Investment advisory fees 15,713
Contingent liabilities^ —
Total Liabilities 1,635,924
Net Assets
Capital stock (beneficial interest) 369,560,635
Distributable earnings/(accumulated loss) 9,156
Total Net Assets $369,569,791
Shares of beneficial interest outstanding 369,560,635
Net asset value per share $1.00
* Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Cash Management Trust
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 28, 2023 (unaudited)
Cash
Management
Trust
Investment Income
Dividends $1,794,717
Interest 6,863,208
Total Investment Income 8,657,925
Expenses
Adviser fees 87,221
Administrative service fees 45,000
Audit and legal fees 19,945
Custody fees 3,014
Insurance expenses 3,191
Transfer agent fees 2,500
Trustee s' fees 4,689
Pricing service fees 1,624
Other expenses 5,348
Total Expenses Before Reimbursement 172,532
Less:
Reimbursement from adviser (75,613)
Total Net Expenses 96,919
Net Investment Income/(Loss) 8,561,006
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 5,111
Net Realized and Unrealized Gains/(Losses) 5,111
Net Increase/(Decrease) in Net Assets Resulting
From Operations $8,566,117

Thrivent Cash Management Trust
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Cash Management Trust
For the periods ended
4/28/2023
(unaudited) 10/31/2022
Operations
Net investment income/(loss) $8,561,006 $4,456,820
Net realized gains/(losses) 5,111 2,209
Net Change in Net Assets Resulting From Operations
8,566,117 4,459,029
Distributions to Shareholders
From net investment income/net realized gains (8,561,006) (4,739,084)
Total Distributions to Shareholders
(8,561,006) (4,739,084)
Capital Stock Transactions
Sold 4,026,457,264 10,996,270,072
Redeemed (4,123,001,831) (11,083,831,476)
Total Capital Stock Transactions (96,544,567) (87,561,404)
Net Increase/(Decrease) in Net Assets (96,539,456) (87,841,459)
Net Assets, Beginning of Period 466,109,247 553,950,706
Net Assets, End of Period $369,569,791 $466,109,247
Capital Stock Share Transactions
Sold 4,026,457,264 10,996,270,072
Redeemed (4,123,001,831) (11,083,831,476)
Total Capital Stock Share Transactions
(96,544,567) (87,561,404)

Thrivent Cash Management Trust
Notes to Financial Statements
April 28, 2023
(unaudited)

(1) ORGANIZATION
Thrivent Cash Management Trust (the "Trust") was organized as a
Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the
Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for
Lutherans, the Trust’s investment adviser (“Thrivent Financial” or the
“Adviser”), and its affiliates.  The Trust has entered into a Securities
Lending Agreement with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending ("GSAL"). GSAL serves as
the lending agent to this securities lending program.  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trustees may determine from time to time.
The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 –
Financial Services – Investment Companies.
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities are valued on the basis
of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Trust's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.
Federal Income Taxes
— No provision has been made for
income taxes because The Trust’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of The Trust to distribute an amount sufficient to avoid imposition of any federal excise tax. The Trust, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded.
GAAP requires management of the Trust (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Trust's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period.  State returns may be subject to examination for an additional year depending on the jurisdiction.
The Trust has no examinations in progress and none are expected at this time.
As of April 28, 2023, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Trust is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Trust are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount, original issue discount and amortization of premium.

Thrivent Cash Management Trust
Notes to Financial Statements
April 28, 2023
(unaudited)

Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from the
Trust are declared daily and distributed monthly. Distributions from net long-term capital gains, if any, will be made at least annually.
Repurchase Agreements
— The Trust may engage in repurchase
agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 28, 2023, the
Trust participated in this type of investment.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Contingent Liabilities
—  In the event of adversary action
proceedings where the Trust is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 28, 2023, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. In December
2022, the FASB issued ASU No. 2022-06 as an update to this
standard which was effective immediately upon release and can be applied prospectively through December 31, 2024. At this
time, management is evaluating implications of these changes on financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date.  Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust pays Thrivent Financial
a fee for its advisory services. The annual rate of fees under the
Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.
The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the
Adviser at any time.
Other Fees
— The Trust has entered into an administration and
accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. The Trust pays an annual
fixed fee to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the six months ended April 28, 2023, Thrivent
Financial received aggregate fees for administrative and accounting personnel and services of $45,000 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly. For the six months ended April 28,
2023, Thrivent Investor Services received $2,500 for transfer agent services from the Trust.
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Cash Management Trust
Repurchase Agreements 25,000,000 – 25,000,000 25,000,000 – – –

Thrivent Cash Management Trust
Notes to Financial Statements
April 28, 2023
(unaudited)

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Money Market Fund as it is not eligible for the deferral plan. The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, if any, is unsecured.
Those trustees not participating in the above plan received
$4,670 in fees from the Trust during the six months ended April
28, 2023. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Trust may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from
GAAP.  To the extent that these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 28, 2023, the tax basis balance has not yet been determined.
(5) RELATED PARTY TRANSACTIONS
As of April 28, 2023, related parties held 100% of the outstanding shares of the Trust.  Subscription and redemption activity by concentrated accounts may have a significant effect on the
operation of the Trust.  In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.
(6) SUBSEQUENT EVENTS
Management of the Trust has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(7) SIGNIFICANT RISKS
The following risks are presented in alphabetical order.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Trust is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Trust.
Cybersecurity Risk
— The Trust and its service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Trust’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for the Trust’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Trust or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Trust may invest, which could result in material adverse consequences for such issuers and may cause the Trust’s investments in such companies to lose value. While the
Trust’s service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Trust cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the
Trust or its shareholders. Although the Trust attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Trust or to develop processes and controls that completely eliminate or
mitigate the occurrence of such failures or other disruptions in service. The value of an investment in the Trust’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and the Trust and its shareholders may bear costs tied to these risks.
Government Securities Risk
— The Trust invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.

Thrivent Cash Management Trust
Notes to Financial Statements
April 28, 2023
(unaudited)

Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Trust may be subject to a greater risk of rising interest rates. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to increase and affect the Trust’s ability to maintain a stable share price.
Investment Adviser Risk
— The Trust is actively managed and
the success of its investment strategy depends significantly on the skills of the adviser in assessing the potential of the investments in which the Trust invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Trust’s investment objective.
LIBOR Risk
— The Trust may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. LIBOR is an average interest rate that banks charge one another for the use of short-term money. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR.
In 2017, the head of the U.K. Financial Conduct Authority
announced a desire to phase out the use of LIBOR by the end of
2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD
LIBOR rates will continue to be published until June 2023 in order to assist with the transition. On December 16, 2022, the Federal
Reserve Board adopted a rule that would replace LIBOR in certain financial contracts using benchmark rates based on the Secured
Overnight Financing Rate (“SOFR”) after June 30, 2023. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding potential effects of the transition away from LIBOR on the Trust or its investments.
Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal
Reserve, based on the recommendations of the New York Federal
Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a SOFR, which is intended to replace U.S. dollar
LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Markets are slowly developing in
response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Trust. Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. The transition process could also lead to a reduction in the value of some LIBOR-based investments. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Trust. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The effect of the discontinuation of LIBOR on the Trust will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Trust until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Trust’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Trust’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, natural disasters or similar events.
Money Market Fund Risk
— You could lose money by investing
in the Trust. Although the Trust seeks to preserve the value of your

Thrivent Cash Management Trust
Notes to Financial Statements
April 28, 2023
(unaudited)

investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Trust is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
The Trust’s sponsor has no legal obligation to provide financial support to the Trust, and you should not expect that the sponsor will provide financial support to the Trust at any time.
Other Funds Risk
— Because the Trust invests in other funds,
the performance of the Trust is dependent, in part, upon the performance of other funds in which the Trust may invest. As a result, the Trust is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Trust.
Redemption Risk
— The Trust may need to sell portfolio securities
to meet redemption requests. The Trust could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Trust shares, (ii) a disruption in the normal operation of the markets in which the Trust buys and sells portfolio securities or (iii) the inability of the Trust to sell portfolio securities because such securities are illiquid. In such events, the Trust could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Trust. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Trust is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Trust’s interpretation of the application of certain regulations, may adversely affect the ability of a Trust to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Trust.
Repurchase Agreement Risk
— A repurchase agreement, or
repo, is a form of short-term borrowing that allows a dealer to sell securities to an investor, such as the Trust, and buy them back
(usually the next day) at a slightly higher price. If the seller of a repurchase agreement defaults or is otherwise unable to fulfill its obligations, the Trust may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.

Thrivent Cash Management Trust
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
CASH MANAGEMENT TRUST
Period Ended 4/28/2023
(unaudited)
$ 1.00 $ 0.02 $ 0.00 $ 0.02 $ (0.02) $ –
Year Ended 10/31/2022 1.00 0.01 0.00 0.01 (0.01) 0.00
Year Ended 10/31/2021 1.00 0.00 0.00 0.00 0.00 0.00
Year Ended 10/31/2020 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.02 0.00 0.02 (0.02) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Cash Management Trust
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.02) $ 1.00 2.21% $ 369.6 0.05% 4.42% 0.09% 4.38% N/A
(0.01) 1.00 1.02% 466.1 0.05% 0.81% 0.08% 0.79% N/A
0.00 1.00 0.03% 554.0 0.05% 0.02% 0.08% 0.00% N/A
(0.01) 1.00 0.82% 632.8 0.05% 0.67% 0.08% 0.64% N/A
(0.02) 1.00 2.30% 424.8 0.05% 2.28% 0.09% 2.25% N/A
(0.02) 1.00 1.70% 539.3 0.05% 1.66% 0.08% 1.63% N/A

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at SEC.gov.
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of such an agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 15-16, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Cash Management Trust (the
“Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent
Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Financial for Lutherans (the “Adviser”).
In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of the Trust;
3. The advisory fee and net operating expense ratio of the Trust compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Trust grows;
6. Whether fee levels reflect these economies of scale for the benefit of the Trust’s shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 17 to November
16, 2022 to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings.
The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent
Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included statistical comparisons of the advisory fees, other fees and net operating expenses of the Trust in comparison to a peer group of comparable funds; information with respect to services provided to the Trust and fees charged, including the effective advisory fee that takes into account fee waivers by the Adviser; asset and flow trends for the Trust; the Trust’s performance; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Trust.
The Board received information from the Adviser regarding the personnel providing services to the Trust, including investment management, compliance and administrative personnel. The Board also received reports from the Adviser with respect to the securities

Additional Information
(unaudited)
lending balances of the Trust and the revenue of the securities lending program, which in part is based on the performance of the Trust.
In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including a tailored analysis and independent assessment of information relating to the Trust.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The
Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently.
The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Trust by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, securities lending activity, and compliance services provided to the Trust. The Board also considered information relating to the investment experience and qualifications of the portfolio manager of the Trust.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about the Trust.
These reports and presentations gave the Board or one of its committees the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and quality of services they provide to the Trust. The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The Board noted that the Chief
Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of
other Committees communicated with Adviser representatives between quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement.
The Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program and investment team. The Adviser discussed with the Board the operations of the Adviser and other service providers to the Trust during the hybrid working environment and responses to volatile market conditions. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Trust with quality service. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the Advisory Agreement.
Performance of the Trust
The Board considered whether the Trust has operated in accordance with its investment objectives, which include maximizing current income consistent with preservation of capital and liquidity. In this regard, the Board reviewed stress test reports and considered the
Adviser’s opinion that, in its view, the Trust could withstand events that were reasonably likely to occur within the next twelve-month period.
At quarterly meetings, a member the Adviser’s senior investment team reviewed with the Board the economic and market environment in connection with management of the Trust and other Thrivent fixed income funds.
The Board reviewed quarterly net revenues generated by securities lending activities for the benefit of other Thrivent funds, a portion of which is attributed to the performance of the Trust. The Board noted that the Trust is designed primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the Trust’s securities lending program. While the Board considered safety of principal to be the primary goal, the Board reviewed information prepared by MPI comparing the Trust’s performance to its
Morningstar peer group, the Morningstar Money Market (Taxable) Fund Category. The Board noted that the Trust’s one-, three-, five- and ten-year performance was higher than its peer group median.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing the Trust’s advisory fee with the advisory fees of a peer group selected by
MPI based on similar investment objective and size. The Board noted that the Trust’s advisory fee as compared to the Trust’s peer group was below the median.

Additional Information
(unaudited)
The Board also reviewed information prepared by MPI comparing the Trust’s net expense ratio with the expense ratio of its peer group of funds. The Board noted that the Trust’s net expense ratio was below the median of its peer group.
The Board reviewed information comparing the Trust’s advisory fee and overall expense ratio with the fee and expense information for the relevant Morningstar peer universe.
On the basis of its review, the Board concluded that the advisory fee charged under the Advisory Agreement was reasonable.
Cost of Services and Profitability
The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the expense reimbursements that were in effect. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Trust. Based on the data prepared by MPI and the expense and profit information provided by the Adviser, the Board concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of services provided to the Trust.
Economies of Scale
The Board considered information regarding the extent to which economies of scale may be realized as the Trust’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements, and breakpoints. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as the Trust’s assets increase.
The Board noted that expected economies of scale, where they exist, may be shared through the use of fee waivers or reimbursements by the Adviser and/or a lower overall fee. The Board considered the advisory fee charged to the Trust and determined that the fee was acceptable even though the Adviser did not offer breakpoints or contractual waivers, in part because of its agreement to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. The Board also noted that the net asset level of the
Trust varies depending on the securities lending activity of the other Thrivent funds.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.
Supplemental Proxy Information
A special meeting of shareholders of the Trust was held on July 20, 2022 (the “Special Meeting”). The Special Meeting was held to elect individuals to serve on the Trust’s Board of Trustees. Shareholders elected the following ten (10) Trustees at the Special Meeting:
Janice B. Case
Robert J. Chersi
Arleas Upton Kea
Michael W. Kremenak
Paul R. Laubscher
Robert J. Manilla
James A. Nussle
David S. Royal
James W. Runcie
Constance L. Souders

Additional Information
(unaudited)
The results of the shareholders’ election of Trustees were as follows:
Shares Outstanding (as of Record Date): 495,936,578.02
Total Shares Voted: 495,936,578.020
Percentage of Shares Voted: 100.00%
Trustee Vote
Total Shares
Voted
Percentage of
Shares
Voted
Percentage
of Shares
Outstanding
Janice B. Case
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Robert J. Chersi
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Arleas Upton Kea
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Michael W. Kremenak
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Paul R. Laubscher
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Robert J. Manilla
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
James A. Nussle
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
David S. Royal
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
James W. Runcie
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Constance L. Souders
For: 495,936,578.020 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%

This report is submitted for the information of shareholders of Thrivent Cash Management Trust. It is not authorized
for distribution to prospective investors unless preceded
or accompanied by the current prospectus for Thrivent
Cash Management Trust, which contains more complete
information about the Trust, including investment objectives, risks, charges and expenses.